Calvert
VP Nasdaq 100 Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited)

Common Stocks — 98.1%

Security	Shares	Value
Automobiles — 3.3%
Lucid Group, Inc.(1)(2)	62,921	$ 351,728
Tesla, Inc.(1)	40,976	10,253,015
		$ 10,604,743
Beverages — 2.8%
Keurig Dr Pepper, Inc.	38,686	$ 1,221,317
Monster Beverage Corp.(1)	29,002	1,535,656
PepsiCo, Inc.	38,113	6,457,867
		$ 9,214,840
Biotechnology — 4.5%
Amgen, Inc.	14,810	$3,980,336
Biogen, Inc.(1)	4,010	1,030,610
Gilead Sciences, Inc.	34,498	2,585,280
Moderna, Inc.(1)	10,537	1,088,367
Regeneron Pharmaceuticals, Inc.(1)	2,954	2,431,024
Seagen, Inc.(1)	5,197	1,102,543
Vertex Pharmaceuticals, Inc.(1)	7,146	2,484,950
		$14,703,110
Broadline Retail — 6.6%
Amazon.com, Inc.(1)	133,201	$16,932,511
eBay, Inc.	14,734	649,622
JD.com, Inc. ADR	12,557	365,785
MercadoLibre, Inc.(1)	1,387	1,758,550
PDD Holdings, Inc. ADR(1)	18,038	1,768,987
		$21,475,455
Commercial Services & Supplies — 0.8%
Cintas Corp.	2,817	$1,355,005
Copart, Inc.(1)	26,437	1,139,170
		$2,494,175
Communications Equipment — 1.9%
Cisco Systems, Inc.	112,825	$6,065,472
		$6,065,472
Consumer Staples Distribution & Retail — 2.5%
Costco Wholesale Corp.	12,279	$6,937,144
Dollar Tree, Inc.(1)	6,091	648,387
Walgreens Boots Alliance, Inc.	23,901	531,558
		$8,117,089
Electric Utilities — 1.2%
American Electric Power Co., Inc.	14,264	$1,072,938
Constellation Energy Corp.	8,883	968,958
Exelon Corp.	27,554	1,041,266
Security	Shares	Value
Electric Utilities (continued)
Xcel Energy, Inc.	15,270	$ 873,749
		$ 3,956,911
Energy Equipment & Services — 0.3%
Baker Hughes Co.	27,954	$ 987,335
		$ 987,335
Entertainment — 1.9%
Electronic Arts, Inc.	7,501	$ 903,120
Netflix, Inc.(1)	12,269	4,632,775
Warner Bros. Discovery, Inc.(1)	67,483	732,865
		$6,268,760
Financial Services — 0.5%
PayPal Holdings, Inc.(1)	30,401	$1,777,242
		$1,777,242
Food Products — 1.2%
Kraft Heinz Co. (The)	34,007	$1,143,995
Mondelez International, Inc., Class A	37,665	2,613,951
		$3,757,946
Ground Transportation — 0.9%
CSX Corp.	55,549	$1,708,132
Old Dominion Freight Line, Inc.	3,025	1,237,648
		$2,945,780
Health Care Equipment & Supplies — 1.9%
Align Technology, Inc.(1)	2,119	$646,973
DexCom, Inc(1)	10,739	1,001,949
GE HealthCare Technologies, Inc.	12,593	856,828
IDEXX Laboratories, Inc.(1)	2,298	1,004,846
Intuitive Surgical, Inc.(1)	9,728	2,843,397
		$6,353,993
Hotels, Restaurants & Leisure — 2.8%
Airbnb, Inc., Class A(1)	11,804	$1,619,627
Booking Holdings, Inc.(1)	988	3,046,943
Marriott International, Inc., Class A	8,257	1,622,996
Starbucks Corp.	31,712	2,894,354
		$9,183,920
Industrial Conglomerates — 1.0%
Honeywell International, Inc.	18,383	$3,396,075
		$3,396,075
Interactive Media & Services — 9.8%
Alphabet, Inc., Class A(1)	76,594	$10,023,091
Alphabet, Inc., Class C(1)	74,890	9,874,247

Calvert
VP Nasdaq 100 Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Interactive Media & Services (continued)
Meta Platforms, Inc., Class A(1)	40,220	$ 12,074,446
		$ 31,971,784
IT Services — 0.3%
Cognizant Technology Solutions Corp., Class A	13,983	$ 947,208
		$ 947,208
Life Sciences Tools & Services — 0.2%
Illumina, Inc.(1)	4,383	$ 601,698
		$ 601,698
Machinery — 0.4%
PACCAR, Inc.	14,475	$1,230,665
		$1,230,665
Media — 2.6%
Charter Communications, Inc., Class A(1)	4,144	$1,822,614
Comcast Corp., Class A	113,892	5,049,971
Sirius XM Holdings, Inc.(2)	105,924	478,777
Trade Desk, Inc. (The), Class A(1)	12,353	965,387
		$8,316,749
Oil, Gas & Consumable Fuels — 0.2%
Diamondback Energy, Inc.	4,959	$768,050
		$768,050
Pharmaceuticals — 0.3%
AstraZeneca PLC	16,129	$1,092,256
		$1,092,256
Professional Services — 1.8%
Automatic Data Processing, Inc.	11,407	$2,744,296
CoStar Group, Inc.(1)	11,305	869,241
Paychex, Inc.	9,982	1,151,224
Verisk Analytics, Inc.	4,015	948,504
		$5,713,265
Semiconductors & Semiconductor Equipment — 18.1%
Advanced Micro Devices, Inc.(1)	44,733	$4,599,447
Analog Devices, Inc.	13,797	2,415,717
Applied Materials, Inc.	23,161	3,206,640
ASML Holding NV-NY Shares(3)	2,403	1,414,550
Broadcom, Inc.	11,426	9,490,207
Enphase Energy, Inc.(1)	3,753	450,923
GlobalFoundries, Inc.(1)(2)	15,166	882,509
Intel Corp.	115,952	4,122,094
KLA Corp.	3,785	1,736,028
Lam Research Corp.	3,669	2,299,619
Marvell Technology, Inc.	23,888	1,293,057
Microchip Technology, Inc.	15,071	1,176,292
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc.	30,325	$ 2,063,010
NVIDIA Corp.	31,887	13,870,526
NXP Semiconductors NV	7,138	1,427,029
ON Semiconductor Corp.(1)	11,948	1,110,567
QUALCOMM, Inc.	30,898	3,431,532
Texas Instruments, Inc.	25,139	3,997,352
		$ 58,987,099
Software — 16.8%
Adobe, Inc.(1)	12,620	$6,434,938
ANSYS, Inc.(1)	2,403	715,013
Atlassian Corp., Class A(1)	4,244	855,208
Autodesk, Inc.(1)	5,918	1,224,493
Cadence Design Systems, Inc.(1)	7,525	1,763,108
CrowdStrike Holdings, Inc., Class A(1)	6,259	1,047,631
Datadog, Inc., Class A(1)	8,280	754,225
Fortinet, Inc.(1)	21,743	1,275,879
Intuit, Inc.	7,754	3,961,829
Microsoft Corp.	95,917	30,285,793
Palo Alto Networks, Inc.(1)	8,468	1,985,238
Synopsys, Inc.(1)	4,211	1,932,723
Workday, Inc., Class A(1)	5,731	1,231,305
Zoom Video Communications, Inc., Class A(1)	7,041	492,448
Zscaler, Inc.(1)	4,039	628,428
		$54,588,259
Specialty Retail — 0.8%
O'Reilly Automotive, Inc.(1)	1,667	$1,515,070
Ross Stores, Inc.	9,432	1,065,344
		$2,580,414
Technology Hardware, Storage & Peripherals — 10.6%
Apple, Inc.	201,836	$34,556,342
		$34,556,342
Textiles, Apparel & Luxury Goods — 0.4%
lululemon Athletica, Inc.(1)	3,362	$1,296,421
		$1,296,421
Trading Companies & Distributors — 0.3%
Fastenal Co.	15,818	$864,296
		$864,296
Wireless Telecommunication Services — 1.4%
T-Mobile US, Inc.(1)	32,572	$4,561,709
		$4,561,709
Total Common Stocks (identified cost $125,718,802)		$319,379,061

Calvert
VP Nasdaq 100 Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Exchange-Traded Funds — 0.5%

Security	Shares	Value
Equity Funds — 0.5%
Invesco QQQ TM Trust, Series 1(2)	5,000	$ 1,791,350
Total Exchange-Traded Funds (identified cost $1,278,845)		$ 1,791,350

Short-Term Investments — 1.8%
Affiliated Fund — 1.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(4)	3,539,642	$ 3,539,642
Total Affiliated Fund (identified cost $3,539,642)		$ 3,539,642

Securities Lending Collateral — 0.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(5)	1,220,968	$ 1,220,968
Total Securities Lending Collateral (identified cost $1,220,968)		$ 1,220,968
U.S. Treasury Obligations — 0.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 12/28/23(6)	$1,000	$ 987,155
Total U.S. Treasury Obligations (identified cost $989,086)		$ 987,155
Total Short-Term Investments (identified cost $5,749,696)		$ 5,747,765
Total Investments — 100.4% (identified cost $132,747,343)		$326,918,176
Other Assets, Less Liabilities — (0.4)%		$ (1,268,956)
Net Assets — 100.0%		$325,649,220

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at September 30, 2023. The aggregate market value of securities on loan at September 30, 2023 was $3,468,114 and the total market value of the collateral received by the Fund was $3,597,085, comprised of cash of $1,220,968 and U.S. government and/or agencies securities of $2,376,117.
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At September 30, 2023, the aggregate value of these securities is $1,414,550 or 0.4% of the Fund's net assets.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2023.
(5)	Represents investment of cash collateral received in connection with securities lending.
(6)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Calvert
VP Nasdaq 100 Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini NASDAQ-100® Index	15	Long	12/15/23	$4,459,950	$(222,780)
					$(222,780)

Abbreviations:
ADR	– American Depositary Receipt
At September 30, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended September 30, 2023, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
Affiliated Investments
At September 30, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $3,539,642, which represents 1.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$2,444,037	$21,481,981	$(20,386,376)	$ —	$ —	$3,539,642	$158,265	3,539,642

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$319,379,061(1)	$ —	$ —	$319,379,061
Exchange-Traded Funds	1,791,350	—	—	1,791,350
Short-Term Investments:
Affiliated Fund	3,539,642	—	—	3,539,642
Securities Lending Collateral	1,220,968	—	—	1,220,968
U.S. Treasury Obligations	—	987,155	—	987,155
Total Investments	$325,931,021	$987,155	$ —	$326,918,176

Calvert
VP Nasdaq 100 Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Futures Contracts	$(222,780)	$ —	$ —	$(222,780)
Total	$(222,780)	$ —	$ —	$(222,780)

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.